Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following summarizes the relationship between our CEO’s, and our other Named Executive Officers’, total compensation paid and our financial performance for the years shown in the table (in this discussion, our CEO is
a
lso
r
eferred to as our principal executive officer or “PEO”, and our Named Executive Officers other than our CEO are referred to as our “
Non-PEO NEOs
”):
2022 Pay-Versus-Performance Table

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On:		Net Income (5)	Adjusted FFO Per Share (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$12,861,760	($2,765,523)	$2,542,703	$1,051,595	$51.80	$91.22	$259,493,000	$4.77
2021	$13,132,136	$17,166,531	$2,825,077	$4,112,722	$84.45	$125.76	$658,910,000	$4.23
2020	$11,904,496	($22,070,364)	$4,663,837	$2,485,568	$70.76	$91.60	$207,293,000	$4.15

(1)
John Kilroy was our CEO for each of the three years included in the table above. For 2020, our Non-PEO NEOs were Justin Smart, Tyler Rose, Michelle Ngo, A. Robert Paratte, Heidi Roth, and Jeffrey Hawken. For 2021, our Non-PEO NEOs were Justin Smart, Tyler Rose, Michelle Ngo, and A. Robert Paratte. For 2022, our Non-PEO NEOs were Justin Smart, Tyler Rose, Eliott Trencher, Michelle Ngo, and A. Robert Paratte.

(2)
See the Summary Compensation Table above for the total compensation for our CEO for each year covered in the table. The average total compensation for the Non-PEO NEOs for 2022 was calculated from the Summary Compensation Table above. The average total compensation for the Non-PEO NEOs for each of 2021 and 2020 was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the Securities and Exchange Commission in 2022 or 2021, respectively.

(3)
For purposes of this table, the compensation actually paid (also referred to as “
Compensation Actually Paid
” or “
CAP
”) to each of our Named Executive Officers (including, for this purpose, each former named executive officer included in one of the Non-PEO NEO groups) means the executive officer’s total compensation as reflected in the Summary Compensation Table for the applicable year less the grant date fair values of stock awards and option awards included in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the executive officer for the applicable year, and adjusted for the following with respect to the RSUs granted to the executive officer:

•	Plus the year-end value of awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,

•
Plus/(less) the change in value as of the end of the covered fiscal year as compared to the end of the prior fiscal year for awards which were granted in prior years and were outstanding and unvested at the end of the covered fiscal year,

•	Plus the vesting date value of awards which were granted and vested during the same covered fiscal year,

•	Plus/(less) the change in value as of the vesting date as compared to the end of the prior fiscal year for awards which were granted in prior years and vested in the covered fiscal year,

•	Less, as to any awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,

•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards (no dividends were paid on unvested awards and the crediting of dividend equivalents in accordance with the applicable award terms has been taken into account in determining the applicable fiscal year-end or vesting date value of the awards),

•
Plus, as to an award that is materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the RSUs held by the Named Executive Officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then use to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each year and the footnotes to the Summary Compensation Table that appear in our annual proxy statement.

The table reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAPs determined for the Non-PEO NEOs for each of the years shown in the table.

The following table provides a reconciliation of the Summary Compensation Table Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2022	2021	2020
Summary Compensation Table Total	$12,861,760	$13,132,136	$11,904,496
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($7,289,420)	($7,412,945)	($7,125,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$6,966,201	$14,141,301	$5,015,407
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	($16,755,341)	($3,346,364)	($32,321,898)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	($168,767)	($137,351)	($124,234)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($244)	($52)	($197)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$1,620,288	$789,806	$581,144
Compensation Actually Paid	($2,765,523)	$17,166,531	($22,070,364)
The following table provides a reconciliatio
n
of the
a
verage of the Summary Compensation Table
T
otal for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$2,542,703	$2,825,077	$4,663,837
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($1,384,509)	($1,541,726)	($1,334,840)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$1,080,023	$2,497,503	$780,655
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	($1,292,826)	$243,399	($1,557,362)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$39,470
Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	($24,177)	($22,901)	($431,166)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($5,995)	($71)	($171)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$136,376	$111,441	$325,145
Compensation Actually Paid	$1,051,595	$4,112,722	$2,485,568

(4)
Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the FTSE NAREIT All Equity REIT Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our total shareholder return and the total shareholder return for the FTSE NAREIT All Equity REIT Index (each calculated as described above) over that period of time.

(5)
This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our net income for each of those years.

(6)
This column shows the Company’s Adjusted FFO Per Share for each fiscal year covered by the table. We consider Adjusted FFO Per Share to be a key metric in our executive compensation program, used in determining vesting of our NEOs’ performance-based RSUs. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our Adjusted FFO Per Share for each of those years. See
Appendix A
for a definition of Adjusted FFO Per Share.

Company Selected Measure Name	Adjusted FFO Per Share
Named Executive Officers, Footnote [Text Block]	For 2020, our Non-PEO NEOs were Justin Smart, Tyler Rose, Michelle Ngo, A. Robert Paratte, Heidi Roth, and Jeffrey Hawken. For 2021, our Non-PEO NEOs were Justin Smart, Tyler Rose, Michelle Ngo, and A. Robert Paratte. For 2022, our Non-PEO NEOs were Justin Smart, Tyler Rose, Eliott Trencher, Michelle Ngo, and A. Robert Paratte.
Peer Group Issuers, Footnote [Text Block]
(4)
Total Shareholder Return represents the return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer Group Total Shareholder Return represents the return on a fixed investment of $100 in the FTSE NAREIT All Equity REIT Index for the period beginning on the last trading day of 2019 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last three years against our total shareholder return and the total shareholder return for the FTSE NAREIT All Equity REIT Index (each calculated as described above) over that period of time.

PEO Total Compensation Amount	$ 12,861,760	$ 13,132,136	$ 11,904,496
PEO Actually Paid Compensation Amount	$ (2,765,523)	17,166,531	(22,070,364)
Adjustment To PEO Compensation, Footnote [Text Block]
The following table provides a reconciliation of the Summary Compensation Table Total to CAP for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	2022	2021	2020
Summary Compensation Table Total	$12,861,760	$13,132,136	$11,904,496
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($7,289,420)	($7,412,945)	($7,125,084)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$6,966,201	$14,141,301	$5,015,407
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	($16,755,341)	($3,346,364)	($32,321,898)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	($168,767)	($137,351)	($124,234)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($244)	($52)	($197)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$1,620,288	$789,806	$581,144
Compensation Actually Paid	($2,765,523)	$17,166,531	($22,070,364)

Non-PEO NEO Average Total Compensation Amount	$ 2,542,703	2,825,077	4,663,837
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,051,595	4,112,722	2,485,568
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table provides a reconciliatio
n
of the
a
verage of the Summary Compensation Table
T
otal for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table Total	$2,542,703	$2,825,077	$4,663,837
Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	($1,384,509)	($1,541,726)	($1,334,840)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	$1,080,023	$2,497,503	$780,655
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	($1,292,826)	$243,399	($1,557,362)
Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$39,470
Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	($24,177)	($22,901)	($431,166)
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	($5,995)	($71)	($171)
Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$136,376	$111,441	$325,145
Compensation Actually Paid	$1,051,595	$4,112,722	$2,485,568

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Following is an unranked list of the Company’s financial performance measures we consider most important in linking the compensation actually paid to our Named Executive Officers for 2022 with Company performance.

•	Adjusted FFO Per Share

•	FFO Per Share

•	Relative Total Shareholder Return (TSR Percentile Ranking)

•	Average Debt to EBITDA Ratio

•	Same Store Cash NOI

•	Occupancy

Total Shareholder Return Amount	$ 51.8	84.45	70.76
Peer Group Total Shareholder Return Amount	91.22	125.76	91.6
Net Income (Loss)	$ 259,493,000	$ 658,910,000	$ 207,293,000
Company Selected Measure Amount	4.77	4.23	4.15
PEO Name	John Kilroy
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FFO Per Share
Non-GAAP Measure Description [Text Block]	the Company’s Adjusted FFO Per Share for each fiscal year covered by the table. We consider Adjusted FFO Per Share to be a key metric in our executive compensation program, used in determining vesting of our NEOs’ performance-based RSUs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	FFO Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR Percentile Ranking)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Average Debt to EBITDA Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Same Store Cash NOI
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Occupancy
PEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (7,289,420)	$ (7,412,945)	$ (7,125,084)
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,966,201	14,141,301	5,015,407
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,755,341)	(3,346,364)	(32,321,898)
PEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(168,767)	(137,351)	(124,234)
PEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(244)	(52)	(197)
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,620,288	789,806	581,144
Non-PEO NEO [Member] | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,384,509)	(1,541,726)	(1,334,840)
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,080,023	2,497,503	780,655
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,292,826)	243,399	(1,557,362)
Non-PEO NEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	39,470
Non-PEO NEO [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Prior Fiscal Years That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,177)	(22,901)	(431,166)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,995)	(71)	(171)
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable Fiscal Year prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 136,376	$ 111,441	$ 325,145